UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check  here  if  Amendment [X]; Amendment Number:    1
                                                  -------
This Amendment (Check only one.): [X] is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               The Cincinnati Indemnity Company
Address:            6200 South Gilmore Road
                    Fairfield, Ohio 45014

13F File Number:    028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting
   Manager:

Name:               Martin F. Hollenbeck
Title:              Chief Investment Officer
Phone:              (513) 870-2000

Signature, Place and Date of Signing:

 /s/ Martin F. Hollenbeck            Fairfield, Ohio            August 20, 2012
-------------------------           ----------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              ---------
Form 13F Information Table Entry Total:       11
                                              ---------
Form 13F Information Table Value Total        15,819
                                              ---------
                                              (thousands)

List of Other Included Managers:

No.          File No.               Name
01           028-10798              Cincinnati Financial Corporation


                               COLUMN 2     COLUMN 3    COLUMN 4     COLUMN 5                COLUMN 6     COLUMN 7 COLUMN 8
       ISSUER               TITLE OF CLASS   CUSIP      FMV (000) SHARES/PRINCIPAL SH/PRN  INVESTMENT DIS OTH MGRS SOLE  SHARED NONE
AUTOMATIC DATA PROCESSING   COM             053015103    2,677           48,100     SH     SHARED-OTHER    01        -   48,100  -
CHUBB CORP                  COM             171232101    1,821           25,000     SH     SHARED-OTHER    01        -   25,000  -
DOVER CORP                  COM             260003108    1,555           29,000     SH     SHARED-OTHER    01        -   29,000  -
GENERAL MILLS INC           COM             370334104    1,002           26,000     SH     SHARED-OTHER    01        -   26,000  -
GENUINE PARTS CO            COM             372460105      904           15,000     SH     SHARED-OTHER    01        -   15,000  -
HASBRO INC                  COM             418056107      711           21,000     SH     SHARED-OTHER    01        -   21,000  -
JOHNSON & JOHNSON           COM             478160104    1,689           25,000     SH     SHARED-OTHER    01        -   25,000  -
NUCOR CORP                  COM             670346105      853           22,500     SH     SHARED-OTHER    01        -   22,500  -
PRAXAIR INC                 COM             74005P104    1,631           15,000     SH     SHARED-OTHER    01        -   15,000  -
SPECTRA ENERGY CORP         COM             847560109    1,453           50,000     SH     SHARED-OTHER    01        -   50,000  -
VERIZON COMMUNICATIONS INC  COM             92343V104    1,524           34,300     SH     SHARED-OTHER    01        -   34,300  -
                                                        15,819